FORM 13F

                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   Form 13F-HR

                             Form 13F-HR COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment: ||; Amendment Number: ___

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings
                                    entries.

Institutional Investment Manager Filing this Report:

Name:    M.J. Whitman Advisors, Inc.
Address: 767 Third Avenue
         New York, NY 10017

Form 13F File Number: 028-06664

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Martin J. Whitman
Title:    Chairman
Phone:    212-888-6865

Signature, Place, and Date of Signing:

     Martin J. Whitman        New York, New York           October 19, 2001



Report Type (Check one only):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 111

Form 13F Information Table Value Total: $419,659
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file nember(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                           FORM 13F INFORMATION TABLE

                                                                         PAGE  1


COLUMN 1              COLUMN 2        COLUMN 3    COLUMN 4       COLUMN 5      COLUMN 6         COLUMN 7      COLUMN 8

--------------------  --------------  ----------  ------------   ---------     --------         --------      --------

                                                                                  INVESTMENT               VOTING AUTHORITY
                                                                                  DISCRETION                   (SHARES)
                                                                                          SHARED
                                                                             SOLE  SHARED  OTHER          SOLE   SHARED   NONE
SECURITY DESCRIPTION          CLASS      CUSIP       MARKET VALUE    SHARES   (A)    (B)    (C)  MGR      (A)      (B)    (C)
Ade Corporation               COM    00089C107                2430    258500   X                         244700      0   13800
AT&T CORP                     COM    001957109                   1        26   X                             26      0       0
A.T & T. Wireless             COM    00209A106                   0         8   X                              8      0       0
AVX, Corp.                    COM    002444107               20319   1248886   X                        1171686      0   77200
Aegis Realty Inc.             COM    00760P104                 451     39775   X                          35700      0    4075
Alamo Group, Inc.             COM    011311107                2463    191200   X                         187900      0    3300
Alexander & Baldwin, Inc.     COM    014482103                1622     69300   X                          65425      0    3875
Algorex Corp                  COM    015867104                   0      1000   X                           1000      0       0
American Electric Power       COM    025537101                 104      2400   X                           2400      0       0
American Int'l Group          COM    026874107                  55       709   X                            709      0       0
American Land Lease Inc.      COM    027118108                 976     73910   X                          71710      0    2200
American Power Conversion     COM    029066107                 291     24900   X                          24900      0       0
Analogic Corp.                COM    032657207                6054    149475   X                         140625      0    8850
Anthracite Capital Inc.       COM    037023108                 331     31800   X                          28300      0    3500
APPLICA INC                   COM    03815A106                   2       200   X                            200      0       0
Applied Materials, Inc.       COM    038222105                 733     25783   X                          23983      0    1800
Avatar Holdings Inc.          COM    053494100                2127     92250   X                          89150      0    3100
AXA ADR Sponsored             ADR    054536107                  25      1270   X                           1270      0       0
Bel Fuse Cl A                 CL A   077347201                   9       500   X                            500      0       0
Bel Fuse CL B                 CL B   077347300                3807    195850   X                         182775      0   13075
BERKSHIRE HATHAWAY INC        CL B   084670207                 179        77   X                             77      0       0
Brascan Corporation           CL A   10549P606                4855    294225   X                         274575      0   19650
Bristol Myers Squibb          COM    110122108                  22       400   X                            400      0       0
Brookfield Properties         COM    112900105                 684     37477   X                          37477      0       0
Brooks Automation             COM    11434A100                  19       700   X                            700      0       0
Burnham Pacific Ppty. Inc.    COM    12232C108                 299     60000   X                          60000      0       0
Cabot Industrial Trust        COM    127072106                 100      4900   X                           4900      0       0
Capital Southwest             COM    140501107               15080    243223   X                         232873      0   10350
Captec Net Lease Realty       COM    140724105                 572     47500   X                          44500      0    3000
Cattellus Development Corp.   COM    149111106                8562    489805   X                         461905      0   27900
Clare, Inc.                   COM    18002R100                  91     47250   X                          47250      0       0
Clarent Corp.                 COM    180461105                   3       545   X                            545      0       0
Consolidated Tomaka Land Co   COM    210226106                 928     44700   X                          42800      0    1900
Crawford & Co. Class A        CL A   224633206                   2       225   X                            225      0       0
Credence Systems              COM    225302108                6009    498675   X                         462000      0   36675
Cresent Real Estate 6.75% Cum PFD    225756204                 130      6900   X                           6900      0       0
Cummins Engine Co., Inc       COM    231021106                3193     96760   X                          94760      0    2000
Cyberoptics Corporation       COM    232517102                  82      9350   X                           9350      0       0
Danielson Holding Corp.       COM    236274106                  32      8575   X                           7600      0     975
Datascope Corp.               COM    238113104                6687    172424   X                         161224      0   11200
Deltic Timber                 COM    247850100                1345     53150   X                          52850      0     300
Electro Sci Ind, Inc.         COM    285229100               13649    621830   X                         588325      0   33505
Electroglas Inc.              COM    285324109                8559    687445   X                         656320      0   31125
Enron Corp.                   COM    293561106                  44      1620   X                           1620      0       0
FSI International, Inc.       COM    302633102                5378    539925   X                         506325      0   33600
FDX Corporation               COM    31428X106                  29       800   X                            800      0       0
First American Financial      COM    318522307               11526    569195   X                         537455      0   31740
First Industrial Realty       COM    32054K103                 276      9200   X                           9200      0       0
Florida East Coast Ind.       COM    340632207                 801     37071   X                          34010      0    3061
Ford Motor Company            COM    345370860                 793     45678   X                          44228      0    1450
Forest City Enterprise Cl A   CL A   345550107               17524    365082   X                         351232      0   13850
Forest City Enterprise Cl B   CL B   345550305                 809     16700   X                          16700      0       0
Glenborough Rlty. TR Inc.     COM    37803P105                 126      6800   X                           6800      0       0
Glenborough Realty Tr Inc.    PFD    37803P204                  58      3000   X                           3000      0
Golden State Bancorp, Inc     COM    381197102                  36      1170   X                           1170      0       0
Golden State - Litig. Wt      WTS    381197136                   1      1170   X                           1170      0       0
H&Q Life Sciences Investors   COM    404053100                  11       577   X                            577      0       0
Health Care Realty TR         COM    421946104                 140      5500   X                           5500      0       0
Hutchinson Whampoa LTD ADR    ADR    448415208                 160      4300   X                           4300      0       0
Intel Corporation             COM    458140100                  20       976   X                            976      0       0
Investment Technology Group.  COM    46145F105                1261     22731   X                          22311      0     420
J&J Snack Foods Corp.         COM    466032109                 514     27400   X                          24000      0    3400
Jefferies Group               COM    472319102                 881     26700   X                          26700      0       0
John Nuveen Co. - Cl A        CL A   478035108                 524     11850   X                          11850      0       0
Jones Lang Lasalle            COM    48020Q107                 411     30000   X                          30000      0       0
Kla-tencor Corp.              COM    482480100                 398     12600   X                          12300      0     300
Kemet Corporation             COM    488360108               22020   1337800   X                        1260825      0   76975
Koger Equity                  COM    500228101                9271    535900   X                         504800      0   31100
LNR Property Co.              COM    501940100                1635     54600   X                          53500      0    1100
Landamerica Finl. Group Inc.  COM    514936103                  53      1600   X                           1600      0       0
Legg Mason Inc.               COM    524901105               17590    442395   X                         419020      0   23375
Leucadia National Corp.       COM    527288104                2412     77299   X                          75399      0    1900
Liberty Financial Co, Inc.    COM    530512102               21552    678795   X                         638820      0   39975
MBIA Inc.                     COM    55262C100                6401    128011   X                         118850      0    9161
Marshall & Ilsely Corp.       COM    571834100                 143      2524   X                           2029      0     495
Mellon Financial Corporation  COM    58551A108                  37      1156   X                           1156      0       0
Montana Power Co.             COM    612085100                  13      2500   X                           2500      0       0
The MONY Group                COM    615337102               14897    449800   X                         419975      0   29825
NCR Corporation               COM    62886E108                5300    178739   X                         169955      0    8784
Nabors Industries             COM    629568106               16030    764407   X                         713387      0   51020
National Presto Inds. Inc.    COM    637215104                 299     11115   X                          11115      0       0
News Corporation Limited      COM    652487802                   5       222   X                            222      0       0
Parexel International Corp    COM    699462107               17879   1576609   X                        1487804      0   88805
PENNZOIL-QUAKER ST CO COM     COM    709323109                   6       500   X                            500      0       0
Prime Medical Services, Inc.  COM    74156D108                  28      6250   X                           6250      0       0
Prime Group Realty Trust      COM    74158J103                 154     12900   X                          10900      0    2000
Radian Group Inc.             COM    750236101               25915    673113   X                         637891      0   35222
Raymond James Financial       COM    754730109                 395     14557   X                          14557      0       0
The St. Joe Company           COM    790148100               15442    597360   X                         551235      0   46125
St. Jude Medical Inc.         COM    790849103                 103      1500   X                           1500      0       0
Schering Plough Corp.         COM    806605101                  22       600   X                            600      0       0
Security Capital Group B      CL B   81413P204                 602     32200   X                          30900      0    1300
Skyline Corporation           COM    830830105                 422     15800   X                          15800      0       0
Southwest Securities Group    COM    845224104                1805    105054   X                         104064      0     990
Speedfam International, Inc.  COM    847705100                  19     16900   X                          15800      0    1100
Stewart Information Services  COM    860372101               11941    612364   X                         584064      0   28300
STORAGE USA INC COM           COM    861907103                  40      1000   X                           1000      0       0
Tejon Ranch Co.               COM    879080109                2069     91949   X                          89171      0    2778
Tokio Marine & Fire Ins.      ADR    889090403               23978    536912   X                         507687      0   29225
Trammell Crow Company         COM    89288R106                  37      3700   X                           3700      0       0
Trinity Industries            COM    896522109               17079    788860   X                         754760      0   34100
Veeco Instruments, Inc.       COM    922417100                 158      5975   X                           5775      0     200
Vishay Intertecnology, Inc.   COM    928298108                 975     52967   X                          52017      0     950
Visteon Corp                  COM    92839U107                  69      5450   X                           5261      0     189
Washington Mutual Inc.        COM    939322103                   0         1   X                              1      0       0
Wellsford Real Properties     COM    950240200                 794     41350   X                          39850      0    1500
Zimmer Holdings Incorporated  COM    98956P102                   1        45   X                             40      0       5
Arch Capital Group Ltd.       COM    G0450A105               20436   1220030   X                        1148530      0   71500
Trenwick Group Ltd.           COM    G9032C109                1539    189540   X                         179465      0   10075
White Mountains Insurance GrouCOM    G9618E107                 117       350   X                            350      0       0
ASM Litography Holding NV     ORD    N07059111                5376    479559   X                         452762      0   26797

